SEGMENTS (Details 5) - USD ($) $ in Millions		3 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2014
Segment Reporting [Abstract]
CopaxoneUS revenues		$ 821
Percentage Of CopaxoneRevenues Of Total US	31.00%
Copaxone Outside US Revenues		$ 185,000
Percentage Of Copaxone Revenues Of Total Non US	9.00%
Profitability Of MS	$ 805,000		$ 657,000
Profitability Of MS As A Percentage Of Copaxone Revenues	80.00%		71.10%